Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment	[1]	$ 6,556,778	$ 6,248,577
Natural Gas Processing Plant [Member]
Property, plant and equipment			$ 4,600

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.